DEBT - Principal Maturities of Long-Term Debt and Capital Lease Obligations (Details) $ in Thousands	Dec. 26, 2020 USD ($)
Principal Maturities
2021	$ 100
2022	38,738
2023	4,715
2024	40,000
Thereafter	228,300
Total	$ 311,853